Employee Benefit Plans (Weighted Average Assumptions Used to Determine Net Pension Expense) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.12%	4.70%	5.40%
Expected rate of increase in future compensation levels	2.00%	2.00%	2.00%
Long-term expected rate of return on plan assets	7.50%	7.50%	8.50%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.26%	5.10%	5.60%
Expected rate of increase in future compensation levels	3.94%	6.10%	4.30%
Long-term expected rate of return on plan assets	6.09%	4.50%	7.20%